Investment Strategy - Adasina Social Justice All Cap Global ETF	Oct. 16, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities that fulfill Adasina’s Social Justice Investment Criteria. Adasina’s Social Justice Investment Criteria includes more than 80 social justice investment screens. Securities within the Adasina Social Justice Index (the “Index”) universe that have one or more violations of Adasina’s Social Justice Investment Criteria at the time of the Index’s reconstitution will be excluded from the Index and the Fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities that fulfill Adasina’s Social Justice Investment Criteria. Adasina’s Social Justice Investment Criteria includes more than 80 social justice investment screens. Securities within the Adasina Social Justice Index (the “Index”) universe that have one or more violations of Adasina’s Social Justice Investment Criteria at the time of the Index’s reconstitution will be excluded from the Index and the Fund.